Interest Receivable (Details) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Sep. 30, 2011
Interest receivable	$ 46,857	$ 52,332
Loans Receivable [Member]
Interest receivable	40,600	38,997
Collateralized Mortgage Backed Securities [Member]
Interest receivable	5,187	11,293
Investment Securities [Member]
Interest receivable	$ 1,070	$ 2,042